UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    $122,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      948    18535 SH       SOLE                    18535        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      464     5000 SH       SOLE                     5000        0        0
ALTRIA GROUP INC               COM              02209S103     4173   155640 SH       SOLE                   155640        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108     3772    71200 SH       SOLE                    71200        0        0
APPLE INC                      COM              037833100     3051     8000 SH       SOLE                     8000        0        0
ARROW ELECTRS INC              COM              042735100      695    25000 SH       SOLE                    25000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      207     4400 SH       SOLE                     4400        0        0
AVNET INC                      COM              053807103     1226    47000 SH       SOLE                    47000        0        0
BANK MONTREAL QUE              COM              063671101      593    10502 SH       SOLE                    10502        0        0
BANK OF AMERICA CORPORATION    COM              060505104      971   158670 SH       SOLE                   158670        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     5067   272590 SH       SOLE                   272590        0        0
BARRICK GOLD CORP              COM              067901108     5752   121690 SH       SOLE                   121690        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1495       14 SH       SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5348    75282 SH       SOLE                    75282        0        0
CAMECO CORP                    COM              13321L108      567    30600 SH       SOLE                    30600        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416      796    10000 SH       SOLE                    10000        0        0
COPART INC                     COM              217204106      587    15000 SH       SOLE                    15000        0        0
CVS CAREMARK CORPORATION       COM              126650100     2079    61920 SH       SOLE                    61920        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103      364    20000 SH       SOLE                    20000        0        0
E M C CORP MASS                COM              268648102      462    22000 SH       SOLE                    22000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     1608   176500 SH       SOLE                   176500        0        0
EXXON MOBIL CORP               COM              30231G102      275     3790 SH       SOLE                     3790        0        0
FIFTH THIRD BANCORP            COM              316773100      162    16000 SH       SOLE                    16000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     1269   131200 SH       SOLE                   131200        0        0
GENERAL ELECTRIC CO            COM              369604103     3783   248240 SH       SOLE                   248240        0        0
GOOGLE INC                     CL A             38259P508     5653    10976 SH       SOLE                    10976        0        0
HARMAN INTL INDS INC           COM              413086109      286    10000 SH       SOLE                    10000        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       58    12000 SH       SOLE                    12000        0        0
INTEL CORP                     COM              458140100     4142   193990 SH       SOLE                   193990        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      463     2648 SH       SOLE                     2648        0        0
JOHNSON & JOHNSON              COM              478160104     3589    56335 SH       SOLE                    56335        0        0
JPMORGAN CHASE & CO            COM              46625H100     2025    67230 SH       SOLE                    67230        0        0
KAR AUCTION SVCS INC           COM              48238T109      234    19300 SH       SOLE                    19300        0        0
KIMBERLY CLARK CORP            COM              494368103     1687    23760 SH       SOLE                    23760        0        0
KRAFT FOODS INC                CL A             50075N104      329     9792 SH       SOLE                     9792        0        0
M & T BK CORP                  COM              55261F104      468     6700 SH       SOLE                     6700        0        0
MAGNA INTL INC                 COM              559222401     2667    80898 SH       SOLE                    80898        0        0
MICROSOFT CORP                 COM              594918104     5637   226474 SH       SOLE                   226474        0        0
MONSANTO CO NEW                COM              61166W101      602    10030 SH       SOLE                    10030        0        0
MORGAN STANLEY                 COM NEW          617446448      790    58500 SH       SOLE                    58500        0        0
PATTERSON COMPANIES INC        COM              703395103      286    10000 SH       SOLE                    10000        0        0
PEPSICO INC                    COM              713448108     2469    39890 SH       SOLE                    39890        0        0
PFIZER INC                     COM              717081103     2509   141915 SH       SOLE                   141915        0        0
PHILIP MORRIS INTL INC         COM              718172109     1248    20000 SH       SOLE                    20000        0        0
PNC FINL SVCS GROUP INC        COM              693475105      289     6000 SH       SOLE                     6000        0        0
POTASH CORP SASK INC           COM              73755L107      455    10000 SH       SOLE                    10000        0        0
PROCTER & GAMBLE CO            COM              742718109      238     3770 SH       SOLE                     3770        0        0
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101     1978    91700 SH       SOLE                    91700        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     2919   115000 SH       SOLE                   115000        0        0
PROSHARES TR                   PSHS ULTSHT FINL 74347X146      422     5000 SH       SOLE                     5000        0        0
PROSHARES TR II                ULTRASHRT EURO   74347W882     1928   100000 SH       SOLE                   100000        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109     1064    41000 SH       SOLE                    41000        0        0
RESEARCH IN MOTION LTD         COM              760975102      212    10430 SH       SOLE                    10430        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105      307    15000 SH       SOLE                    15000        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      326     7044 SH       SOLE                     7044        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     1916   170000 SH       SOLE                   170000        0        0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200     3899   183390 SH       SOLE                   183390        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1367     8650 SH       SOLE                     8650        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      475     4200 SH       SOLE                     4200        0        0
STATE STR CORP                 COM              857477103      617    19200 SH       SOLE                    19200        0        0
STIFEL FINL CORP               COM              860630102      398    15000 SH       SOLE                    15000        0        0
SUN LIFE FINL INC              COM              866796105      418    17335 SH       SOLE                    17335        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     5542   377000 SH       SOLE                   377000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3562    95700 SH       SOLE                    95700        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509     4574    63708 SH       SOLE                    63708        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      205     3000 SH       SOLE                     3000        0        0
TRANSCANADA CORP               COM              89353D107     5698   139149 SH       SOLE                   139149        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1411    20050 SH       SOLE                    20050        0        0
WAL MART STORES INC            COM              931142103     1674    32251 SH       SOLE                    32251        0        0